LVIP SSGA International Index Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.96%
Australia–6.42%
ANZ Group Holdings Ltd.	406,396	$7,440,733
APA Group	190,014	941,287
Aristocrat Leisure Ltd.	78,393	3,170,458
ASX Ltd.	28,123	1,152,585
BHP Group Ltd.	692,178	16,794,410
BlueScope Steel Ltd.	53,459	716,027
Brambles Ltd.	192,367	2,430,214
CAR Group Ltd.	46,746	931,675
Cochlear Ltd.	8,771	1,445,539
Coles Group Ltd.	181,906	2,226,666
Commonwealth Bank of Australia	228,539	21,732,649
Computershare Ltd.	70,157	1,729,301
CSL Ltd.	65,823	10,359,832
Fortescue Ltd.	240,318	2,326,045
Goodman Group	282,318	5,066,655
GPT Group	276,819	759,260
Insurance Australia Group Ltd.	336,162	1,635,274
†James Hardie Industries PLC CDI	60,160	1,435,677
Lottery Corp. Ltd.	273,677	818,843
Macquarie Group Ltd.	48,907	6,086,308
Medibank Pvt Ltd.	400,069	1,118,130
National Australia Bank Ltd.	417,386	8,977,423
Northern Star Resources Ltd.	148,500	1,714,458
Origin Energy Ltd.	221,976	1,468,896
Pro Medicus Ltd.	8,299	1,050,449
Qantas Airways Ltd.	113,239	645,591
QBE Insurance Group Ltd.	200,510	2,770,478
REA Group Ltd.	6,755	937,219
Reece Ltd.	31,830	315,821
Rio Tinto Ltd.	50,004	3,628,281
Santos Ltd.	421,918	1,768,022
Scentre Group	736,797	1,558,911
SGH Ltd.	28,862	906,002
Sonic Healthcare Ltd.	66,342	1,077,186
South32 Ltd.	575,988	1,161,742
Stockland	353,092	1,089,485
Suncorp Group Ltd.	140,533	1,702,089
Telstra Group Ltd.	557,334	1,472,357
Transurban Group	414,030	3,487,243
Treasury Wine Estates Ltd.	122,115	748,715
Vicinity Ltd.	520,528	720,771
Washington H Soul Pattinson & Co. Ltd.	31,462	685,503
Wesfarmers Ltd.	153,555	6,961,255
Westpac Banking Corp.	470,351	9,372,896
WiseTech Global Ltd.	25,767	1,328,753
Woodside Energy Group Ltd.	256,071	3,720,180
Woolworths Group Ltd.	162,397	3,015,279
		152,602,573
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Austria–0.20%
Erste Group Bank AG	42,797	$2,960,314
OMV AG	21,394	1,101,713
Verbund AG	8,463	598,935
		4,660,962
Belgium–0.75%
Ageas SA	20,728	1,242,505
Anheuser-Busch InBev SA	122,210	7,513,644
D'ieteren Group	3,136	540,210
Groupe Bruxelles Lambert NV	10,477	781,779
KBC Group NV	31,196	2,843,314
Lotus Bakeries NV	58	515,622
Sofina SA	1,899	486,331
Syensqo SA	10,974	748,894
UCB SA	17,931	3,157,014
		17,829,313
Chile–0.05%
Antofagasta PLC	55,693	1,212,522
		1,212,522
China–0.06%
Futu Holdings Ltd. ADR	8,800	900,680
Yangzijiang Shipbuilding Holdings Ltd.	361,800	634,969
		1,535,649
Denmark–2.28%
AP Moller - Maersk AS Class A	396	678,352
AP Moller - Maersk AS Class B	672	1,169,568
Carlsberg AS Class B	13,612	1,722,976
Coloplast AS Class B	17,887	1,876,053
Danske Bank AS	95,946	3,140,447
†Demant AS	14,412	484,330
DSV AS	28,628	5,536,113
†Genmab AS	8,528	1,661,427
Novo Nordisk AS Class B	439,577	30,057,526
Novonesis (Novozymes) B Class B	48,472	2,822,353
†Orsted AS	20,945	914,691
Pandora AS	11,630	1,782,428
Rockwool AS Class B	1,524	631,710
Tryg AS	44,560	1,060,013
†Zealand Pharma AS	9,062	680,506
		54,218,493
Faeroe Islands–0.08%
†Vestas Wind Systems AS	143,927	1,991,157
		1,991,157
Finland–1.04%
Elisa OYJ	19,955	972,706
LVIP SSGA International Index Fund–1

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Finland (continued)
Fortum OYJ	65,803	$1,077,557
Kesko OYJ Class B	33,764	690,151
Kone OYJ Class B	47,730	2,633,533
Metso OYJ	88,178	914,249
Neste OYJ	59,768	552,808
Nokia OYJ	740,804	3,901,659
Nordea Bank Abp	444,834	5,673,845
Orion OYJ Class B	15,299	908,713
Sampo OYJ Class A	346,555	3,321,094
Stora Enso OYJ Class R	85,154	806,942
UPM-Kymmene OYJ	75,698	2,030,848
Wartsila OYJ Abp	70,882	1,264,779
		24,748,884
France–11.02%
Accor SA	26,364	1,202,337
Aeroports de Paris SA	4,365	444,371
Air Liquide SA	78,827	14,972,800
Airbus SE	80,986	14,260,468
†Alstom SA	49,767	1,102,372
Amundi SA	9,532	746,788
Arkema SA	8,586	657,439
AXA SA	240,825	10,289,425
BioMerieux	5,068	626,446
BNP Paribas SA	138,499	11,575,652
Bollore SE	101,128	592,447
Bouygues SA	24,069	948,808
Bureau Veritas SA	43,586	1,322,402
Capgemini SE	21,672	3,256,392
Carrefour SA	73,313	1,048,515
Cie de Saint-Gobain SA	60,725	6,049,227
Cie Generale des Etablissements Michelin SCA	89,504	3,145,757
Covivio SA	9,324	521,927
Credit Agricole SA	150,203	2,734,752
Danone SA	87,773	6,713,337
Dassault Aviation SA	2,799	922,903
Dassault Systemes SE	90,145	3,432,063
Edenred SE	30,984	1,006,870
Eiffage SA	8,605	1,001,869
Engie SA	245,499	4,783,748
EssilorLuxottica SA	40,468	11,661,601
Eurazeo SE	6,255	463,226
FDJ UNITED	12,148	382,250
Gecina SA	6,125	574,730
Getlink SE	42,902	740,955
Hermes International SCA	4,309	11,337,487
Ipsen SA	5,394	621,284
Kering SA	9,906	2,060,846
Klepierre SA	30,880	1,033,606
Legrand SA	35,268	3,735,004
L'Oreal SA	32,730	12,165,501
LVMH Moet Hennessy Louis Vuitton SE	37,603	23,286,716
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Orange SA	255,449	$3,309,120
Pernod Ricard SA	27,983	2,764,513
Publicis Groupe SA	30,430	2,871,028
Renault SA	24,966	1,264,690
Rexel SA	32,634	879,516
Safran SA	49,045	12,912,729
Sanofi SA	155,098	17,172,734
Sartorius Stedim Biotech	3,741	741,155
Schneider Electric SE	74,637	17,229,598
Societe Generale SA	96,873	4,370,317
Sodexo SA	13,502	867,223
Teleperformance SE	7,715	775,752
Thales SA	12,830	3,410,488
TotalEnergies SE	294,500	18,975,497
†Unibail-Rodamco-Westfield	9,056	763,515
Unibail-Rodamco-Westfield CDI	147,580	615,239
Veolia Environnement SA	94,682	3,256,284
Vinci SA	68,231	8,601,207
		262,202,926
Germany–9.47%
adidas AG	23,770	5,606,401
Allianz SE	52,724	20,177,980
BASF SE	120,665	6,048,793
Bayer AG	131,318	3,147,947
Bayerische Motoren Werke AG	40,607	3,274,438
Beiersdorf AG	13,354	1,725,121
Brenntag SE	15,432	1,000,265
Commerzbank AG	126,001	2,883,528
Continental AG	13,816	974,301
†Covestro AG	25,193	1,618,126
CTS Eventim AG & Co. KGaA	9,017	904,605
Daimler Truck Holding AG	62,857	2,546,309
†Delivery Hero SE	25,006	599,584
Deutsche Bank AG	256,733	6,119,781
Deutsche Boerse AG	25,622	7,560,017
Deutsche Lufthansa AG	80,787	588,632
Deutsche Post AG	129,535	5,561,359
Deutsche Telekom AG	476,179	17,580,513
E.ON SE	312,554	4,717,919
Evonik Industries AG	32,539	705,413
Fresenius Medical Care AG	28,813	1,433,734
†Fresenius SE & Co. KGaA	55,692	2,377,694
GEA Group AG	21,086	1,281,794
Hannover Rueck SE	7,947	2,368,663
Heidelberg Materials AG	18,448	3,180,020
Henkel AG & Co. KGaA	14,738	1,061,812
Infineon Technologies AG	176,567	5,885,838
Knorr-Bremse AG	9,088	827,052
LEG Immobilien SE	10,598	749,126
Mercedes-Benz Group AG	97,558	5,762,913
LVIP SSGA International Index Fund–2

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Merck KGaA	17,049	$2,346,110
MTU Aero Engines AG	7,124	2,475,394
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	18,195	11,494,158
Nemetschek SE	7,140	832,352
Puma SE	14,825	361,615
Rational AG	726	604,871
Rheinmetall AG	5,908	8,453,889
RWE AG	84,183	3,005,713
SAP SE	142,904	38,291,069
Scout24 SE	10,376	1,086,600
Siemens AG	103,866	23,987,460
†Siemens Energy AG	86,707	5,140,161
Siemens Healthineers AG	39,545	2,133,466
Symrise AG	18,534	1,921,494
Talanx AG	9,134	960,679
Vonovia SE	104,853	2,821,625
†Zalando SE	33,152	1,149,887
		225,336,221
Hong Kong–2.06%
AIA Group Ltd.	1,495,600	11,321,493
BOC Hong Kong Holdings Ltd.	510,500	2,066,974
CK Asset Holdings Ltd.	274,300	1,109,804
CK Hutchison Holdings Ltd.	361,160	2,035,836
CK Infrastructure Holdings Ltd.	76,500	458,039
CLP Holdings Ltd.	238,500	1,941,576
Galaxy Entertainment Group Ltd.	305,000	1,191,935
Hang Seng Bank Ltd.	102,600	1,397,289
Henderson Land Development Co. Ltd.	236,149	679,233
HKT Trust & HKT Ltd.	581,592	776,961
Hong Kong & China Gas Co. Ltd.	1,462,358	1,258,468
Hong Kong Exchanges & Clearing Ltd.	167,308	7,442,563
Hongkong Land Holdings Ltd.	134,800	582,336
Jardine Matheson Holdings Ltd.	22,400	946,014
Link REIT	367,366	1,721,539
MTR Corp. Ltd.	244,157	799,897
Power Assets Holdings Ltd.	182,000	1,089,917
Prudential PLC	361,092	3,896,549
†Sands China Ltd.	360,668	723,530
Sino Land Co. Ltd.	549,657	550,226
SITC International Holdings Co. Ltd.	149,000	404,982
Sun Hung Kai Properties Ltd.	204,505	1,948,452
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Swire Pacific Ltd. Class A	68,500	$603,885
Techtronic Industries Co. Ltd.	192,000	2,300,981
WH Group Ltd.	1,050,840	964,885
Wharf Holdings Ltd.	112,000	265,986
Wharf Real Estate Investment Co. Ltd.	228,000	553,612
		49,032,962
Ireland–0.72%
AerCap Holdings NV	27,700	2,830,109
AIB Group PLC	291,297	1,881,549
Bank of Ireland Group PLC	147,090	1,737,914
DCC PLC	14,132	944,467
Experian PLC	125,057	5,794,550
Kerry Group PLC Class A	20,217	2,117,017
Kingspan Group PLC	20,993	1,695,777
		17,001,383
Isle Of Man–0.03%
Entain PLC	91,345	690,150
		690,150
Israel–0.87%
Azrieli Group Ltd.	4,610	311,147
Bank Hapoalim BM	173,582	2,353,949
Bank Leumi Le-Israel BM	215,171	2,897,617
†Check Point Software Technologies Ltd.	12,164	2,772,419
†CyberArk Software Ltd.	6,500	2,197,000
Elbit Systems Ltd.	3,376	1,294,691
†Global-e Online Ltd.	12,900	459,885
ICL Group Ltd.	95,041	539,746
Isracard Ltd.	1	2
Israel Discount Bank Ltd. Class A	158,477	1,103,970
Mizrahi Tefahot Bank Ltd.	19,639	883,232
†Nice Ltd.	8,854	1,366,703
†Nova Ltd.	4,070	755,627
†Teva Pharmaceutical Industries Ltd.	139,930	2,154,403
†Teva Pharmaceutical Industries Ltd. ADR	19,969	306,923
†Wix.com Ltd.	7,500	1,225,350
		20,622,664
Italy–2.84%
Amplifon SpA	17,201	349,198
Banco BPM SpA	170,838	1,738,453
BPER Banca SpA	139,392	1,094,184
Davide Campari-Milano NV	79,179	465,409
DiaSorin SpA	2,359	234,276
Enel SpA	1,109,879	8,997,238
Eni SpA	284,561	4,401,167
Ferrari NV	17,522	7,482,950
LVIP SSGA International Index Fund–3

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
FinecoBank Banca Fineco SpA	81,994	$1,624,020
Generali	131,901	4,633,560
Infrastrutture Wireless Italiane SpA	39,572	418,906
Intesa Sanpaolo SpA	2,050,012	10,565,074
Leonardo SpA	53,810	2,620,483
Mediobanca Banca di Credito Finanziario SpA	67,052	1,257,739
Moncler SpA	31,180	1,920,596
†Nexi SpA	83,807	446,984
Poste Italiane SpA	58,233	1,038,894
Prysmian SpA	38,335	2,110,226
Recordati Industria Chimica e Farmaceutica SpA	15,988	906,006
Snam SpA	277,650	1,439,569
†Telecom Italia SpA	1,413,179	477,371
Terna - Rete Elettrica Nazionale	194,560	1,758,291
UniCredit SpA	189,192	10,619,742
Unipol Assicurazioni SpA	55,274	884,822
		67,485,158
Japan–21.39%
Advantest Corp.	106,500	4,747,393
Aeon Co. Ltd.	89,300	2,239,637
AGC, Inc.	28,400	864,574
Aisin Corp.	75,300	822,494
Ajinomoto Co., Inc.	127,800	2,530,147
ANA Holdings, Inc.	24,500	452,239
Asahi Group Holdings Ltd.	190,800	2,437,769
Asahi Kasei Corp.	164,900	1,156,057
Asics Corp.	93,200	1,976,545
Astellas Pharma, Inc.	256,600	2,497,874
Bandai Namco Holdings, Inc.	83,200	2,791,148
Bridgestone Corp.	80,800	3,245,963
Canon, Inc.	125,100	3,901,013
Capcom Co. Ltd.	44,800	1,105,733
Central Japan Railway Co.	101,100	1,928,395
Chiba Bank Ltd.	80,000	757,251
Chubu Electric Power Co., Inc.	94,400	1,023,506
Chugai Pharmaceutical Co. Ltd.	93,500	4,283,379
Concordia Financial Group Ltd.	130,000	863,073
Dai Nippon Printing Co. Ltd.	59,400	845,704
Daifuku Co. Ltd.	46,200	1,135,665
Dai-ichi Life Holdings, Inc.	502,000	3,833,033
Daiichi Sankyo Co. Ltd.	236,500	5,631,980
Daikin Industries Ltd.	35,600	3,863,262
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Daito Trust Construction Co. Ltd.	8,300	$849,291
Daiwa House Industry Co. Ltd.	74,000	2,447,515
Daiwa Securities Group, Inc.	175,300	1,180,338
Denso Corp.	260,000	3,225,708
Dentsu Group, Inc.	31,800	702,290
Disco Corp.	12,900	2,634,458
East Japan Railway Co.	125,700	2,477,617
Eisai Co. Ltd.	36,100	1,004,925
ENEOS Holdings, Inc.	358,660	1,891,576
FANUC Corp.	127,400	3,471,108
Fast Retailing Co. Ltd.	26,100	7,769,742
Fuji Electric Co. Ltd.	19,300	825,070
FUJIFILM Holdings Corp.	150,000	2,873,845
Fujikura Ltd.	35,200	1,303,628
Fujitsu Ltd.	244,700	4,869,746
Hankyu Hanshin Holdings, Inc.	35,100	944,446
Hikari Tsushin, Inc.	2,500	645,236
Hitachi Ltd.	632,200	14,843,678
Honda Motor Co. Ltd.	606,100	5,484,946
Hoshizaki Corp.	17,000	658,046
Hoya Corp.	47,300	5,338,202
Hulic Co. Ltd.	64,000	614,349
Idemitsu Kosan Co. Ltd.	138,215	977,635
Inpex Corp.	114,200	1,584,045
Isuzu Motors Ltd.	70,200	954,551
ITOCHU Corp.	161,000	7,474,095
Japan Airlines Co. Ltd.	24,500	419,669
Japan Exchange Group, Inc.	140,600	1,446,904
Japan Post Bank Co. Ltd.	251,400	2,552,609
Japan Post Holdings Co. Ltd.	262,200	2,629,189
Japan Post Insurance Co. Ltd.	22,400	456,511
Japan Tobacco, Inc.	162,000	4,452,752
JFE Holdings, Inc.	75,300	924,421
Kajima Corp.	55,600	1,137,321
Kansai Electric Power Co., Inc.	130,100	1,544,030
Kao Corp.	63,900	2,766,021
Kawasaki Kisen Kaisha Ltd.	44,300	602,143
KDDI Corp.	418,000	6,602,584
Keyence Corp.	26,476	10,410,624
Kikkoman Corp.	88,500	853,731
Kirin Holdings Co. Ltd.	114,100	1,580,988
Kobe Bussan Co. Ltd.	24,000	558,778
Komatsu Ltd.	122,800	3,595,968
Konami Group Corp.	14,200	1,676,769
Kubota Corp.	131,900	1,629,941
Kyocera Corp.	178,000	2,010,515
LVIP SSGA International Index Fund–4

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kyowa Kirin Co. Ltd.	30,200	$440,819
Lasertec Corp.	11,600	997,024
LY Corp.	393,600	1,332,792
M3, Inc.	59,600	680,837
Makita Corp.	33,700	1,116,598
Marubeni Corp.	190,600	3,057,568
MatsukiyoCocokara & Co.	52,800	826,003
MEIJI Holdings Co. Ltd.	33,736	730,995
Minebea Mitsumi, Inc.	49,200	719,132
Mitsubishi Chemical Group Corp.	188,400	930,975
Mitsubishi Corp.	463,800	8,188,277
Mitsubishi Electric Corp.	256,700	4,734,130
Mitsubishi Estate Co. Ltd.	142,800	2,334,199
Mitsubishi HC Capital, Inc.	116,000	786,063
Mitsubishi Heavy Industries Ltd.	436,000	7,487,682
Mitsubishi UFJ Financial Group, Inc.	1,566,100	21,351,915
Mitsui & Co. Ltd.	341,300	6,434,604
Mitsui Fudosan Co. Ltd.	372,900	3,339,347
Mitsui OSK Lines Ltd.	44,900	1,563,292
Mizuho Financial Group, Inc.	327,582	8,990,065
MonotaRO Co. Ltd.	35,600	665,034
MS&AD Insurance Group Holdings, Inc.	178,662	3,885,513
Murata Manufacturing Co. Ltd.	234,400	3,615,607
NEC Corp.	164,000	3,493,319
Nexon Co. Ltd.	47,700	653,316
NIDEC Corp.	115,800	1,943,388
Nintendo Co. Ltd.	150,100	10,203,453
Nippon Building Fund, Inc.	1,170	993,786
Nippon Paint Holdings Co. Ltd.	136,700	1,026,555
Nippon Sanso Holdings Corp.	21,900	664,327
Nippon Steel Corp.	134,422	2,876,774
Nippon Telegraph & Telephone Corp.	4,027,800	3,892,753
Nippon Yusen KK	57,700	1,906,875
†Nissan Motor Co. Ltd.	275,500	706,568
Nissin Foods Holdings Co. Ltd.	28,200	575,572
Nitori Holdings Co. Ltd.	10,700	1,046,881
Nitto Denko Corp.	97,000	1,794,166
Nomura Holdings, Inc.	397,700	2,450,595
Nomura Research Institute Ltd.	51,807	1,686,440
NTT Data Group Corp.	83,700	1,516,229
Obayashi Corp.	93,200	1,243,320
Obic Co. Ltd.	46,000	1,326,318
Olympus Corp.	146,100	1,912,554
Omron Corp.	24,700	697,446
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Ono Pharmaceutical Co. Ltd.	50,900	$547,615
Oracle Corp. Japan	5,900	620,876
Oriental Land Co. Ltd.	146,300	2,885,141
ORIX Corp.	159,300	3,326,009
Osaka Gas Co. Ltd.	52,300	1,183,408
Otsuka Corp.	32,600	705,836
Otsuka Holdings Co. Ltd.	62,500	3,256,874
Pan Pacific International Holdings Corp.	53,000	1,455,823
Panasonic Holdings Corp.	314,000	3,745,862
†Rakuten Group, Inc.	213,800	1,226,563
Recruit Holdings Co. Ltd.	190,600	9,875,220
Renesas Electronics Corp.	224,700	3,013,823
Resona Holdings, Inc.	296,500	2,588,980
Ricoh Co. Ltd.	77,800	822,980
SBI Holdings, Inc.	39,170	1,057,705
SCREEN Holdings Co. Ltd.	11,800	769,849
SCSK Corp.	21,000	519,281
Secom Co. Ltd.	58,200	1,982,239
Seiko Epson Corp.	41,400	663,251
Sekisui Chemical Co. Ltd.	55,000	938,070
Sekisui House Ltd.	80,800	1,808,475
Seven & i Holdings Co. Ltd.	307,000	4,445,635
SG Holdings Co. Ltd.	46,200	460,748
Shimadzu Corp.	31,600	789,325
Shimano, Inc.	9,800	1,376,047
Shin-Etsu Chemical Co. Ltd.	245,800	7,013,939
Shionogi & Co. Ltd.	108,000	1,630,229
Shiseido Co. Ltd.	56,400	1,069,621
SMC Corp.	7,600	2,719,612
SoftBank Corp.	3,878,600	5,410,551
SoftBank Group Corp.	132,800	6,792,706
Sompo Holdings, Inc.	119,825	3,648,812
Sony Group Corp.	839,800	21,249,450
Subaru Corp.	76,000	1,361,095
Sumitomo Corp.	152,700	3,484,285
Sumitomo Electric Industries Ltd.	95,400	1,592,218
Sumitomo Metal Mining Co. Ltd.	38,200	835,007
Sumitomo Mitsui Financial Group, Inc.	507,900	13,060,451
Sumitomo Mitsui Trust Group, Inc.	91,292	2,297,936
Sumitomo Realty & Development Co. Ltd.	40,500	1,521,726
Suntory Beverage & Food Ltd.	20,800	686,227
Suzuki Motor Corp.	209,700	2,574,092
Sysmex Corp.	67,200	1,282,849
T&D Holdings, Inc.	65,700	1,406,179
Taisei Corp.	23,600	1,050,472
LVIP SSGA International Index Fund–5

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Takeda Pharmaceutical Co. Ltd.	220,475	$6,534,608
TDK Corp.	270,000	2,829,353
Terumo Corp.	180,100	3,388,765
TIS, Inc.	25,700	711,193
Toho Co. Ltd.	17,600	874,539
Tokio Marine Holdings, Inc.	241,800	9,406,699
Tokyo Electron Ltd.	60,800	8,337,658
Tokyo Gas Co. Ltd.	46,900	1,491,918
Tokyo Metro Co. Ltd.	40,400	490,945
Tokyu Corp.	73,700	829,718
TOPPAN Holdings, Inc.	33,900	926,733
Toray Industries, Inc.	206,100	1,408,470
Toyota Industries Corp.	22,800	1,950,020
Toyota Motor Corp.	1,295,000	22,892,102
Toyota Tsusho Corp.	82,000	1,381,524
Trend Micro, Inc.	17,600	1,188,140
Unicharm Corp.	142,300	1,133,388
West Japan Railway Co.	65,800	1,283,591
Yakult Honsha Co. Ltd.	39,200	745,916
Yamaha Motor Co. Ltd.	116,800	935,138
Yaskawa Electric Corp.	28,000	701,627
Yokogawa Electric Corp.	34,900	681,108
Zensho Holdings Co. Ltd.	13,300	717,194
ZOZO, Inc.	54,300	520,074
		508,764,007
Jordan–0.02%
Hikma Pharmaceuticals PLC	22,317	563,774
		563,774
Luxembourg–0.20%
ArcelorMittal SA	66,523	1,921,620
†CVC Capital Partners PLC	29,779	590,764
Eurofins Scientific SE	17,453	930,990
Tenaris SA	61,518	1,203,830
		4,647,204
Netherlands–4.57%
ABN AMRO Bank NV	62,809	1,323,472
†Adyen NV	3,049	4,673,493
Aegon Ltd.	197,525	1,297,310
Akzo Nobel NV	25,313	1,558,918
†Argenx SE	8,429	4,973,916
ASM International NV	6,595	3,005,295
ASML Holding NV	53,783	35,592,143
ASR Nederland NV	22,860	1,314,166
BE Semiconductor Industries NV	11,025	1,152,183
Euronext NV	10,500	1,523,886
EXOR NV	14,104	1,280,828
Ferrovial SE	66,662	2,981,639
Heineken Holding NV	18,536	1,341,518
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
Heineken NV	41,188	$3,358,483
IMCD NV	7,491	996,913
ING Groep NV	437,501	8,571,212
JDE Peet's NV	18,125	396,276
Koninklijke Ahold Delhaize NV	122,828	4,588,244
Koninklijke KPN NV	511,165	2,165,118
Koninklijke Philips NV	110,618	2,816,125
NN Group NV	38,399	2,136,740
Prosus NV	184,844	8,587,692
†Qiagen NV	29,430	1,169,182
Randstad NV	15,180	630,976
Stellantis NV	275,249	3,087,212
Universal Music Group NV	110,371	3,047,674
Wolters Kluwer NV	33,410	5,201,809
		108,772,423
New Zealand–0.28%
Auckland International Airport Ltd.	236,764	1,098,234
Contact Energy Ltd.	110,918	577,544
Fisher & Paykel Healthcare Corp. Ltd.	83,069	1,585,320
Infratil Ltd.	128,618	757,977
Meridian Energy Ltd.	157,584	501,023
†Xero Ltd.	20,695	2,022,802
		6,542,900
Norway–0.67%
Aker BP ASA	40,234	953,910
DNB Bank ASA	127,008	3,341,919
Equinor ASA	118,827	3,138,070
Gjensidige Forsikring ASA	32,261	741,463
Kongsberg Gruppen ASA	12,879	1,888,256
Mowi ASA	60,866	1,128,296
Norsk Hydro ASA	194,005	1,121,541
Orkla ASA	100,554	1,102,723
Salmar ASA	10,141	487,545
Telenor ASA	87,331	1,247,870
Yara International ASA	25,524	769,944
		15,921,537
Poland–0.02%
†InPost SA	28,899	424,130
		424,130
Portugal–0.15%
EDP Renovaveis SA	44,629	371,828
EDP SA	434,335	1,461,539
Galp Energia SGPS SA	49,966	875,404
Jeronimo Martins SGPS SA	44,236	937,515
		3,646,286
LVIP SSGA International Index Fund–6

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore–1.39%
CapitaLand Ascendas REIT	515,065	$1,017,688
CapitaLand Integrated Commercial Trust	753,479	1,170,869
CapitaLand Investment Ltd.	287,328	581,122
DBS Group Holdings Ltd.	276,952	9,510,896
Genting Singapore Ltd.	779,000	432,260
†Grab Holdings Ltd. Class A	320,400	1,451,412
Keppel Ltd.	190,715	972,822
Oversea-Chinese Banking Corp. Ltd.	460,240	5,898,446
Sembcorp Industries Ltd.	127,800	598,093
Singapore Airlines Ltd.	203,050	1,022,860
Singapore Exchange Ltd.	109,100	1,080,093
Singapore Technologies Engineering Ltd.	235,300	1,181,713
Singapore Telecommunications Ltd.	1,054,000	2,673,314
United Overseas Bank Ltd.	174,585	4,926,179
Wilmar International Ltd.	231,500	574,037
		33,091,804
Spain–2.95%
Acciona SA	2,808	367,518
ACS Actividades de Construccion y Servicios SA	26,296	1,505,005
Aena SME SA	10,144	2,379,822
Amadeus IT Group SA	63,024	4,826,566
Banco Bilbao Vizcaya Argentaria SA	781,019	10,659,011
Banco de Sabadell SA	786,092	2,207,074
Banco Santander SA	2,058,548	13,868,250
CaixaBank SA	559,937	4,361,758
†Cellnex Telecom SA	75,148	2,671,416
Endesa SA	41,080	1,088,285
†Grifols SA	36,493	324,895
Iberdrola SA	790,344	12,762,534
Industria de Diseno Textil SA	147,064	7,322,591
Redeia Corp. SA	59,962	1,203,513
Repsol SA	154,700	2,054,033
Telefonica SA	562,925	2,653,279
		70,255,550
Sweden–3.69%
AddTech AB Class B	36,862	1,079,597
Alfa Laval AB	38,854	1,665,869
Assa Abloy AB Class B	141,820	4,257,612
Atlas Copco AB Class A	365,362	5,836,084
Atlas Copco AB Class B	219,034	3,080,081
Beijer Ref AB	48,567	683,208
Boliden AB	35,316	1,158,811
Epiroc AB Class A	95,734	1,927,540
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Epiroc AB Class B	56,651	$997,810
EQT AB	54,615	1,665,377
Essity AB Class B	88,468	2,513,483
Evolution AB	23,738	1,768,698
†Fastighets AB Balder Class B	93,999	588,207
H & M Hennes & Mauritz AB Class B	80,338	1,059,664
Hexagon AB Class B	278,550	2,977,634
Holmen AB Class B	10,810	428,085
Industrivarden AB Class A	15,792	580,229
Industrivarden AB Class C	22,370	821,810
Indutrade AB	37,202	1,030,937
Investment AB Latour Class B	20,999	571,592
Investor AB Class B	241,643	7,206,780
L E Lundbergforetagen AB Class B	10,779	540,106
Lifco AB Class B	33,061	1,172,799
Nibe Industrier AB Class B	220,153	837,353
Saab AB Class B	46,192	1,816,242
Sagax AB Class B	28,074	589,019
Sandvik AB	150,817	3,171,905
Securitas AB Class B	62,133	879,242
†Skandinaviska Enskilda Banken AB Class A	223,126	3,670,704
†Skanska AB Class B	49,422	1,090,795
†SKF AB Class B	43,476	880,761
†Spotify Technology SA	20,900	11,495,627
†Svenska Cellulosa AB SCA Class B	78,876	1,040,705
Svenska Handelsbanken AB Class A	201,875	2,281,493
Swedbank AB Class A	120,411	2,742,297
†Swedish Orphan Biovitrum AB	28,289	810,655
Tele2 AB Class B	67,380	908,629
Telefonaktiebolaget LM Ericsson Class B	398,410	3,099,929
Telia Co. AB	334,606	1,208,028
Trelleborg AB Class B	31,109	1,156,994
†Volvo AB Class A	29,089	851,211
†Volvo AB Class B	191,715	5,624,601
		87,768,203
Switzerland–10.23%
ABB Ltd.	215,265	11,107,227
Alcon AG	67,951	6,447,531
Avolta AG	9,924	434,716
Baloise Holding AG	5,969	1,252,745
Banque Cantonale Vaudoise	4,837	528,551
Barry Callebaut AG	526	696,641
BKW AG	3,392	593,274
LVIP SSGA International Index Fund–7

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG	135	$3,473,014
Cie Financiere Richemont SA Class A	73,225	12,782,580
Coca-Cola HBC AG	31,762	1,438,493
DSM-Firmenich AG	26,596	2,632,952
EMS-Chemie Holding AG	926	630,910
†Galderma Group AG	11,723	1,239,879
Geberit AG	4,589	2,874,946
Givaudan SA	1,253	5,379,105
†Glencore PLC	1,447,993	5,299,838
Helvetia Holding AG	5,353	1,110,276
Holcim AG	70,661	7,604,052
Julius Baer Group Ltd.	27,404	1,899,536
Kuehne & Nagel International AG	6,850	1,581,876
Logitech International SA	19,817	1,679,197
Lonza Group AG	9,832	6,073,912
Nestle SA	358,477	36,226,465
Novartis AG	269,518	29,935,310
Partners Group Holding AG	3,050	4,340,766
Roche Holding AG	100,718	33,232,082
Sandoz Group AG	58,627	2,458,467
Schindler Holding AG	8,689	2,693,047
SGS SA	19,836	1,976,433
SIG Group AG	42,675	789,034
Sika AG	20,541	5,003,463
Sonova Holding AG	6,637	1,937,873
STMicroelectronics NV	88,927	1,949,949
Straumann Holding AG	14,728	1,783,030
Swatch Group AG	4,300	741,520
Swiss Life Holding AG	4,032	3,678,432
Swiss Prime Site AG	9,873	1,211,596
Swiss Re AG	41,045	6,984,992
Swisscom AG	3,636	2,095,251
Temenos AG	8,110	629,677
UBS Group AG	448,284	13,768,861
VAT Group AG	3,459	1,246,837
Zurich Insurance Group AG	19,939	13,917,581
		243,361,917
Thailand–0.27%
†Sea Ltd. ADR	49,200	6,420,108
		6,420,108
United Kingdom–14.19%
3i Group PLC	132,518	6,231,076
Admiral Group PLC	35,512	1,311,106
Anglo American PLC	172,425	4,832,789
Ashtead Group PLC	58,887	3,183,828
Associated British Foods PLC	46,625	1,155,897
AstraZeneca PLC	212,063	31,140,317
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Auto Trader Group PLC	129,794	$1,255,057
Aviva PLC	378,173	2,725,527
BAE Systems PLC	410,863	8,296,340
Barclays PLC	1,953,696	7,345,959
Barratt Redrow PLC	195,487	1,075,344
BP PLC	2,216,948	12,440,292
British American Tobacco PLC	272,858	11,193,819
BT Group PLC	941,664	2,019,829
Bunzl PLC	47,977	1,845,502
Centrica PLC	687,409	1,330,995
Coca-Cola Europacific Partners PLC	29,260	2,548,747
Compass Group PLC	229,814	7,601,391
Croda International PLC	20,287	770,737
Diageo PLC	309,306	8,082,977
GSK PLC	563,649	10,771,437
Haleon PLC	1,253,245	6,329,139
Halma PLC	53,844	1,806,550
HSBC Holdings PLC (London Shares)	2,443,538	27,701,101
Imperial Brands PLC	108,115	4,000,455
Informa PLC	192,235	1,927,520
InterContinental Hotels Group PLC	21,289	2,292,190
Intertek Group PLC	20,639	1,342,036
J Sainsbury PLC	209,264	637,853
JD Sports Fashion PLC	339,910	300,560
Kingfisher PLC	222,192	731,901
Land Securities Group PLC	100,363	715,331
Legal & General Group PLC	839,847	2,648,571
Lloyds Banking Group PLC	8,348,120	7,829,835
London Stock Exchange Group PLC	64,955	9,647,580
M&G PLC	290,077	747,223
Marks & Spencer Group PLC	287,295	1,326,397
Melrose Industries PLC	165,784	1,023,354
Mondi PLC	62,604	933,877
National Grid PLC	663,456	8,654,261
NatWest Group PLC	1,063,619	6,280,013
Next PLC	15,362	2,213,283
Pearson PLC	82,873	1,311,005
Phoenix Group Holdings PLC	101,089	750,408
Reckitt Benckiser Group PLC	94,002	6,356,457
RELX PLC	253,194	12,718,092
Rentokil Initial PLC	354,665	1,609,519
Rio Tinto PLC	153,156	9,190,919
†Rolls-Royce Holdings PLC	1,157,343	11,248,633
Sage Group PLC	138,876	2,180,398
Schroders PLC	117,517	532,056
LVIP SSGA International Index Fund–8

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Segro PLC	182,211	$1,629,664
Severn Trent PLC	37,424	1,225,179
Shell PLC	833,460	30,338,183
Smith & Nephew PLC	118,153	1,661,530
Smiths Group PLC	45,532	1,142,533
Spirax Group PLC	9,806	790,498
SSE PLC	156,784	3,229,492
Standard Chartered PLC	283,279	4,203,679
Tesco PLC	926,666	3,986,779
Unilever PLC	338,286	20,184,516
United Utilities Group PLC	96,652	1,261,111
Vodafone Group PLC	2,826,617	2,655,945
Whitbread PLC	24,838	791,239
†Wise PLC Class A	88,658	1,088,267
WPP PLC	148,207	1,126,228
		337,460,326
United States–0.05%
†Monday.com Ltd.	5,300	1,288,748
		1,288,748
Total Common Stock (Cost $1,206,194,692)		2,330,099,934
ΔCONVERTIBLE PREFERRED STOCK–0.03%
Germany–0.03%
†Dr. Ing hc F Porsche AG	13,905	696,402
Total Convertible Preferred Stock (Cost $1,171,761)		696,402
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS–0.29%
Germany–0.29%
Bayerische Motoren Werke AG 8.70%	6,484	$489,142
Henkel AG & Co. KGaA 2.51%	24,267	1,930,855
Porsche Automobil Holding SE 7.40%	22,056	830,597
Sartorius AG 0.35%	3,779	880,961
Volkswagen AG 9.64%	27,507	2,806,764
Total Preferred Stocks (Cost $7,151,925)		6,938,319

MONEY MARKET FUND–0.77%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.29%)	18,469,699	18,469,699
Total Money Market Fund (Cost $18,469,699)		18,469,699

TOTAL INVESTMENTS–99.05% (Cost $1,232,988,077)	2,356,204,354
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.95%	22,525,233
NET ASSETS APPLICABLE TO 211,050,399 SHARES OUTSTANDING–100.00%	$2,378,729,587

ΔSecurities have been classified by country of origin.
†Non-income producing.

The following futures contracts were outstanding at March 31, 2025:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
365	E-mini MSCI EAFE Index	$44,097,475	$45,090,424	6/20/25	$—	$(992,949)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

LVIP SSGA International Index Fund–9

LVIP SSGA International Index Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
CDI–Chess Depository Interest
EAFE–Europe Australasia Far East
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
LVIP SSGA International Index Fund–10